Shareholders' Equity - Summary of Shareholders' Equity (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of shareholders equity [line items]
Beginning balance		€ 22,542	[1]	€ 24,079	[2]	€ 24,341
Owners of Aegon N.V.		1,239		710		2,469
Changes in revaluation reserve real estate held for own use		(4)		(32)	[2]	8	[2]
Total other comprehensive income / (loss)		2,232		(1,107)	[2]	(1,968)	[2]
Shares issued		1				3
Issuance and purchase of treasury shares		(825)		14		(105)
Issuance and redemption of other equity instruments				(468)
Dividend withholding tax reduction				1		2
Coupons on perpetual securities		(88)		(102)		(103)
Incentive plans		(3)		(2)		(1)
Ending balance		24,441		22,542	[1]	24,079	[2]
Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		22,498				24,249	[2]
Ending balance				22,498
Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance		7,808	[1]	8,053	[2]	8,193
Shares issued		1				3
Ending balance		7,536		7,808	[1]	8,053	[2]
Share capital [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		7,808				8,193	[2]
Ending balance				7,808
Revaluation account [member]
Disclosure of shareholders equity [line items]
Beginning balance		3,436	[1]	4,898	[2]	5,381
Changes in revaluation reserve real estate held for own use		(36)		(32)		8
Total other comprehensive income / (loss)		2,433		(1,462)		(391)
Ending balance		5,868		3,436	[1]	4,898	[2]
Revaluation account [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		3,436				5,289	[2]
Ending balance				3,436
Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance		9,657	[1]	9,374	[2]	7,419
Changes in revaluation reserve real estate held for own use		32
Total other comprehensive income / (loss)		40		(3)		13
Issuance and purchase of treasury shares		(81)		14		(105)
Issuance and redemption of other equity instruments				2
Dividend withholding tax reduction				1		2
Coupons on perpetual securities		(88)		(102)		(103)
Incentive plans		2				4
Ending balance		10,386		9,657	[1]	9,374	[2]
Retained earnings [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		9,613				7,419	[2]
Ending balance				9,613
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance		(1,850)	[1]	(1,669)	[2]	(1,820)
Total other comprehensive income / (loss)		(547)		(182)		151
Ending balance		(2,397)		(1,850)	[1]	(1,669)	[2]
Remeasurement of defined benefit Plans of group companies [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		(1,850)				(1,820)	[2]
Ending balance				(1,850)
Aegon N.V [member]
Disclosure of shareholders equity [line items]
Beginning balance	[3]	19,200
Owners of Aegon N.V.		1,239		710		2,469
Ending balance		21,850		19,200	[3]
Aegon N.V [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance		19,200		20,287
Mandatory change in accounting policy		(44)
Changes in accounting policies related to liability adequancy testing				(22)
Net income		1,239		710
Owners of Aegon N.V.		1,239		710
Foreign currency translation differences and movement in foreign investment hedging reserves		271		499
Changes in revaluation subsidiaries		2,460		(1,462)
Changes in revaluation reserve real estate held for own use		(3)
Remeasurement of defined benefit plans of group companies		(522)		(150)
Changes and transfer to legal reserve		11		9
Other		15		(3)
Total other comprehensive income / (loss)		2,234		(1,108)
Shares issued		1
Dividends paid on common shares		(583)		(573)
Issuance and purchase of treasury shares		(30)
Issuance and redemption of other equity instruments		(81)
Dividend withholding tax reduction				1
Treasury shares				(14)
Coupons on perpetual securities		(88)
Incentive plans		2
Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax				(113)
Ending balance		21,850		19,200		20,287
Aegon N.V [member] | Common Share B [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		19,156		20,265
Ending balance				19,156		20,265
Aegon N.V [member] | Share capital [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance		322		322
Shares issued		1
Ending balance		323		322		322
Aegon N.V [member] | Share capital [member] | Common Share B [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		322		322
Ending balance				322		322
Aegon N.V [member] | Paid-in surplus [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance		7,486		7,731
Dividends paid on common shares		(273)		(244)
Ending balance		7,213		7,486		7,731
Aegon N.V [member] | Paid-in surplus [member] | Common Share B [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		7,486		7,731
Ending balance				7,486		7,731
Aegon N.V [member] | Revaluation account [member]
Disclosure of shareholders equity [line items]
Changes and transfer to legal reserve		143
Aegon N.V [member] | Revaluation account [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance		3,540		5,017
Changes in accounting policies related to liability adequancy testing				(22)
Changes in revaluation subsidiaries		2,460		(1,462)
Changes in revaluation reserve real estate held for own use		(28)
Changes and transfer to legal reserve				7
Total other comprehensive income / (loss)		2,576		(1,455)
Ending balance		6,116		3,540		5,017
Aegon N.V [member] | Revaluation account [member] | Common Share B [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		3,540		4,995
Ending balance				3,540		4,995
Aegon N.V [member] | Legal reserve FCTR [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance		130		(401)
Foreign currency translation differences and movement in foreign investment hedging reserves		296		531
Total other comprehensive income / (loss)		296		531
Ending balance		426		130		(401)
Aegon N.V [member] | Legal reserve FCTR [member] | Common Share B [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		130		(401)
Ending balance				130		(401)
Aegon N.V [member] | Legal reserve group companies [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance		1,326		1,122
Changes and transfer to legal reserve		377		204
Total other comprehensive income / (loss)		377		204
Ending balance		1,703		1,326		1,122
Aegon N.V [member] | Legal reserve group companies [member] | Common Share B [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		1,326		1,122
Ending balance				1,326		1,122
Aegon N.V [member] | Retained earnings [member]
Disclosure of shareholders equity [line items]
Changes and transfer to legal reserve		509
Aegon N.V [member] | Retained earnings [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance		7,872		6,022
Mandatory change in accounting policy		(44)
Net income 2017 retained				2,469
Net income 2018 retained		710
Owners of Aegon N.V.		710		2,469
Changes in revaluation reserve real estate held for own use		25
Changes and transfer to legal reserve				(202)
Other		15		(3)
Total other comprehensive income / (loss)		(469)		(205)
Dividends paid on common shares		(309)		(329)
Issuance and purchase of treasury shares		(86)
Issuance and redemption of other equity instruments		(81)
Dividend withholding tax reduction				1
Treasury shares				26
Coupons on perpetual securities		(88)
Incentive plans		2
Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax				(113)
Ending balance		7,508		7,872		6,022
Aegon N.V [member] | Retained earnings [member] | Common Share B [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		7,828		6,022
Ending balance				7,828		6,022
Aegon N.V [member] | Remeasurement of defined benefit Plans of group companies [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance		(1,850)		(1,669)
Foreign currency translation differences and movement in foreign investment hedging reserves		(25)		(32)
Remeasurement of defined benefit plans of group companies		(522)		(150)
Total other comprehensive income / (loss)		(547)		(182)
Ending balance		(2,397)		(1,850)		(1,669)
Aegon N.V [member] | Remeasurement of defined benefit Plans of group companies [member] | Common Share B [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		(1,850)		(1,669)
Ending balance				(1,850)		(1,669)
Aegon N.V [member] | Treasury shares [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance		(337)		(325)
Issuance and purchase of treasury shares		56
Treasury shares				(12)
Ending balance		(281)		(337)		(325)
Aegon N.V [member] | Treasury shares [member] | Common Share B [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		(337)		(325)
Ending balance				(337)		(325)
Aegon N.V [member] | Net income /(loss) [member] | Common Share B [member]
Disclosure of shareholders equity [line items]
Beginning balance		710		2,469
Net income 2017 retained				(2,469)
Net income 2018 retained		(710)
Net income		1,239		710
Owners of Aegon N.V.		529		(1,759)
Ending balance		1,239		710		2,469
Aegon N.V [member] | Net income /(loss) [member] | Common Share B [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		€ 710		2,469
Ending balance				€ 710		€ 2,469

[1]	See note 2.1.1 for details about the impact of adopting IFRS 16 on Leases and note 2.1.2 for details about the impact of voluntary change in accounting policy on Liability Adequacy Testing
[2]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.
[3]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies in the consolidated notes for details about this change.